INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of carrying amounts of intangible assets

	December 31, 2024				December 31, 2025
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/domain name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology platform	90	(90)	—	—	90	(90)	—	—
- Customer base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	2,746	(2,746)	—	—	2,866	(2,866)	—	—
- Branding	6,472	(3,937)	—	2,535	6,755	(4,785)	—	1,970
- Members	20	(20)	—	—	20	(20)	—	—
- Software	72	(72)	—	—	75	(75)	—	—
- Internal use software	2,474	(2,474)	—	—	2,474	(2,474)	—	—
	$13,126	$(9,361)	$(1,020)	$2,745	$13,532	$(10,332)	$(1,020)	$2,180